Consolidated Statements of Equity (Unaudited) - USD ($) shares in Millions, $ in Millions		Total	Preferred Stock	Common Stock	Retained Earnings	AOCI	Total Shareholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2017		$ 19,370		$ 9,865	$ 7,936	$ (659)	$ 17,142	$ 2,228
Beginning balance (in shares) at Dec. 31, 2017				645
Cumulative-effect of changes in accounting principles		6		$ (127)	1,029	(1,023)	(121)	127
Net income (loss) including noncontrolling interests		1,004			952		952	52
Issuance of stock		662		$ 662			662
Issuance of stock (in shares)				9
Sale of Dominion Energy Midstream common units - net of offering costs		4						4
Remeasurement of noncontrolling interest in Dominion Energy Midstream				$ 375			375	(375)
Stock awards (net of change in unearned compensation)		12		12			12
Dividends and distributions		(1,154)			(1,089)		(1,089)	(65)
Other comprehensive income, net of tax		145				144	144	1
Other		(13)		(5)	(8)		(13)
Ending balance at Jun. 30, 2018		20,036		$ 10,782	8,820	(1,538)	18,064	1,972
Ending balance (in shares) at Jun. 30, 2018				654
Beginning balance at Dec. 31, 2017		19,370		$ 9,865	7,936	(659)	17,142	2,228
Beginning balance (in shares) at Dec. 31, 2017				645
Ending balance at Dec. 31, 2018		22,048		$ 12,588	9,219	(1,700)	20,107	1,941
Ending balance (in shares) at Dec. 31, 2018				681
Beginning balance at Mar. 31, 2018		20,042		$ 10,316	8,924	(1,551)	17,689	2,353
Beginning balance (in shares) at Mar. 31, 2018				653
Net income (loss) including noncontrolling interests		478			449		449	29
Issuance of stock		82		$ 82			82
Issuance of stock (in shares)				1
Remeasurement of noncontrolling interest in Dominion Energy Midstream				$ 375			375	(375)
Stock awards (net of change in unearned compensation)		9		9			9
Dividends and distributions		(579)			(545)		(545)	(34)
Other comprehensive income, net of tax		13				13	13
Other		(9)			(8)		(8)	(1)
Ending balance at Jun. 30, 2018		20,036		$ 10,782	8,820	(1,538)	18,064	1,972
Ending balance (in shares) at Jun. 30, 2018				654
Beginning balance at Dec. 31, 2018		22,048		$ 12,588	9,219	(1,700)	20,107	1,941
Beginning balance (in shares) at Dec. 31, 2018				681
Net income (loss) including noncontrolling interests		(619)			(626)		(626)	7
Issuance of stock		1,921	$ 1,596	$ 325			1,921
Issuance of stock (in shares)			2	4
Stock purchase contract component of 2019 Equity Units	[1]	(264)		$ (264)			(264)
Acquisition of SCANA		6,818		$ 6,818			6,818
Acquisition of SCANA (in shares)				96
Acquisition of public interest in Dominion Energy Midstream		(40)		$ 1,181			1,181	(1,221)
Acquisition of public interest in Dominion Energy Midstream (in shares)				22
Stock awards (net of change in unearned compensation)		12		$ 12			12
Dividends and distributions		(1,512)			(1,469)		(1,469)	(43)
Other comprehensive income, net of tax		17				17	17
Ending balance at Jun. 30, 2019		28,381	$ 1,596	$ 20,660	7,124	(1,683)	27,697	684
Ending balance (in shares) at Jun. 30, 2019			2	803
Beginning balance at Mar. 31, 2019		27,599		$ 20,834	7,806	(1,731)	26,909	690
Beginning balance (in shares) at Mar. 31, 2019				802
Net income (loss) including noncontrolling interests		58			54		54	4
Issuance of stock		1,674	$ 1,596	$ 78			1,674
Issuance of stock (in shares)			2	1
Stock purchase contract component of 2019 Equity Units	[1]	(264)		$ (264)			(264)
Stock awards (net of change in unearned compensation)		12		12			12
Dividends and distributions		(746)			(736)		(736)	(10)
Other comprehensive income, net of tax		48				48	48
Ending balance at Jun. 30, 2019		$ 28,381	$ 1,596	$ 20,660	$ 7,124	$ (1,683)	$ 27,697	$ 684
Ending balance (in shares) at Jun. 30, 2019			2	803

[1]	See Note 17 for further information.